UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Octavian Advisors, LP
Address: 650 Madison Avenue
         26th Floor
         New York, New York  10022

13F File Number:  28-12745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Heller
Title:     Controller
Phone:     212.224.9500

Signature, Place, and Date of Signing:

     Steven Heller     New York, New York     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     5

Form13F Information Table Value Total:     $107,197 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CARNIVAL CORP                  COM              143658300    10397   312400 SH       SOLE                   312400
CHIPOTLE MEXICAN GRILL INC     CL B             169656204    12483   150000 SH       SOLE                   150000
SCHERING-PLOUGH CORP           COM              806605101    27493   290000 SH       SOLE                   290000
SPDR GOLD TRUST                GOLD SHS         78463V107     3386    34250 SH       SOLE                    34250
WYETH                          COM              983024100    53438  1100000 SH       SOLE                  1100000